INCOME TAXES (Schedule of Loss before income taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Loss before income taxes	$ (158,427)	$ (65,812)	$ (23,354)
Cayman Islands [Member]
INCOME TAXES
Loss before income taxes	(60,061)	(7,732)	(17,673)
British Virgin Islands
INCOME TAXES
Loss before income taxes	(1,754)
USA
INCOME TAXES
Loss before income taxes	(31,506)	(1,292)	(80)
Hong Kong
INCOME TAXES
Loss before income taxes	(62,300)	(26,926)	(710)
Japan
INCOME TAXES
Loss before income taxes			(79)
MALTA
INCOME TAXES
Loss before income taxes	(421)	(1,152)	(1,410)
CURAAO
INCOME TAXES
Loss before income taxes	(30)	114	160
Cyprus
INCOME TAXES
Loss before income taxes			(6)
Mainland China
INCOME TAXES
Loss before income taxes	$ (2,355)	$ (28,824)	$ (3,556)